State Street Institutional US Government Money Market Fund Expense Example - Trust Class [Member] - State Street Institutional US Government Money Market Fund - Trust Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217